Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Net income attributable to equity shareholders of the Company	$ 210	$ 133
Basic weighted average ordinary shares outstanding (in shares)	554	555
Effect of potentially dilutive shares from employee equity plans (in shares)	3	3
Diluted weighted average ordinary shares outstanding (in shares)	557	558
Total basic and diluted EPS attributable to equity shareholders, basic (in USD per share)	$ 0.38	$ 0.24
Total basic and diluted EPS attributable to equity shareholders, diluted (in USD per share)	$ 0.38	$ 0.24